Basis of Presentation and Significant Accounting Policies - Summary of Dry-Docking Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Balance at January 1,	$ 2,021,125
Cost incurred for dry docking	7,493	19,638	12,727
Balance at December 31,	1,949,640	2,021,125
Dry-Docking Activity [Member]
Property, Plant and Equipment [Line Items]
Balance at January 1,	34,449	24,393	20,477
Cost incurred for dry docking	7,493	19,638	12,727
Sale of vessel			(1,477)
Dry-dock amortization	(13,121)	(9,582)	(7,334)
Balance at December 31,	$ 28,821	$ 34,449	$ 24,393